Schedule I - Condensed Financial Information Of Registrant Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Statements of Comprehensive Income/(Loss)) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement of Income Captions [Line Items]
Net Income (Loss) Available to Common Stockholders, Basic	$ 106,754	$ 129,180	$ 130,812
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(27,779)	(19,750)	0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(23,670)	(19,750)	0
Other Comprehensive Income (Loss), Net of Tax	(23,670)	(19,750)	0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	83,084	109,430	130,812
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	8,876	6,810	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	1,313	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	4,109	0	0
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Net Income (Loss) Available to Common Stockholders, Basic	106,754	129,180	130,812
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(27,779)	(19,750)	0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(23,670)	(19,750)	0
Other Comprehensive Income (Loss), Net of Tax	(23,670)	(19,750)	0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	83,084	109,430	130,812
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	8,876	6,810	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	1,313	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	$ 4,109	$ 0	$ 0